CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares	Additional paid-in capital	Treasury stock	Accumulated other comprehensive loss	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2022		89,195,437
Beginning balance at Dec. 31, 2022	$ 106,198		$ 337,928	$ (8,603)	$ (312)	$ (222,815)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(29,851)					(29,851)
Other comprehensive loss	76				76
Exercise of stock options and RSUs vested (in shares)		466,093
Exercise of stock options and RSUs vested	200		200
Withholding tax on stock-based compensation	(219)		(219)
Stock-based compensation	2,841		2,841
Ending balance (in shares) at Jun. 30, 2023		89,661,530
Ending balance at Jun. 30, 2023	79,245		340,750	(8,603)	(236)	(252,666)
Beginning balance (in shares) at Dec. 31, 2023		90,303,985
Beginning balance at Dec. 31, 2023	51,675		344,144	(8,603)	(33)	(283,833)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(33,279)					(33,279)
Other comprehensive loss	$ (348)				(348)
Exercise of stock options and RSUs vested (in shares)	80,357	800,102
Exercise of stock options and RSUs vested	$ 53		53
Withholding tax on stock-based compensation	(295)		(295)
Stock-based compensation (in shares)		0
Stock-based compensation	1,258		1,258
Ending balance (in shares) at Jun. 30, 2024		91,104,087
Ending balance at Jun. 30, 2024	$ 19,064		$ 345,160	$ (8,603)	$ (381)	$ (317,112)